Revenue from Contracts with Customers - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 10,113
Revenue, remaining performance obligation, expected timing of satisfaction, period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 6,087
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 2,500
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, remaining performance obligation, expected timing of satisfaction, period